Fair Value Measurements, Derivative Instruments and Hedging Activities - Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, Which Represents Trademarks (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Nov. 30, 2013		Nov. 30, 2012
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	$ 1,299		$ 1,313
Ibero trademarks impairment charge	(13)	[1]	(20)	[1]
Foreign currency translation adjustment			6
Ending Balance	1,286		1,299
North America Cruise Brands
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	927		927
Ibero trademarks impairment charge		[1]		[1]
Foreign currency translation adjustment
Ending Balance	927		927
EAA Cruise Brands
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	372		386
Ibero trademarks impairment charge	(13)	[1]	(20)	[1]
Foreign currency translation adjustment			6
Ending Balance	$ 359		$ 372

[1]	At February 29, 2012, we also performed an interim impairment test of Ibero’s trademarks, which resulted in a $20 million impairment charge during the first quarter of 2012, based on the reduction of revenues primarily as a result of slower than anticipated Ibero capacity growth, which is considered a Level 3 input. In 2013, we recognized a $13 million impairment charge, which related to Ibero’s remaining trademarks’ carrying value.